Submission	Mar. 06, 2026
Submission [Line Items]
Central Index Key	0001899610
Registrant Name	CARLYLE ALPINVEST PRIVATE MARKETS FUND
Registration File Number	333-289043
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A